UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Risk-Managed Equity

Option Fund

Semiannual Report

May 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2013

Eaton Vance

Risk-Managed Equity Option Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Performance1,2

Portfolio Managers Walter A. Row III, CFA, CMT, Michael A. Allison, CFA, Ken Everding, Ph.D. and Jonathan Orseck

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/29/2008	8.39%	10.52%	0.94%	1.31%
Class A with 5.75% Maximum Sales Charge	—	2.22	4.22	–0.24	0.18
Class C at NAV	02/29/2008	7.97	9.74	0.18	0.56
Class C with 1% Maximum Sales Charge	—	6.97	8.74	0.18	0.56
Class I at NAV	02/29/2008	8.38	10.85	1.17	1.56
S&P 500 Index	02/29/2008	16.43%	27.28%	5.42%	5.73%
CBOE S&P 500 BuyWrite Index	02/29/2008	6.11	10.29	2.29	2.93

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
Gross			1.74%	2.49%	1.49%
Net			1.50	2.25	1.25

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Google, Inc., Class A	3.0%
Apple, Inc.	2.4
Gilead Sciences, Inc.	2.4
Wells Fargo & Co.	2.1
Microsoft Corp.	2.0
International Business Machines Corp.	2.0
Amazon.com, Inc.	2.0
Citigroup, Inc.	2.0
Coca-Cola Co. (The)	1.9
Occidental Petroleum Corp.	1.9
Total	21.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/14. Without the reimbursement, performance would have been lower.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 – May 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Expenses Paid During Period* (12/1/12 – 5/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,083.90	$7.79	**	1.50%
Class C	$1,000.00	$1,079.70	$11.67	**	2.25%
Class I	$1,000.00	$1,083.80	$6.49	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.54	**	1.50%
Class C	$1,000.00	$1,013.70	$11.30	**	2.25%
Class I	$1,000.00	$1,018.70	$6.29	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	7,108	$703,834
United Technologies Corp.	4,090	388,141

		$1,091,975

Automobiles — 0.6%
Honda Motor Co., Ltd.	6,446	$239,306

		$239,306

Beverages — 3.9%
Beam, Inc.	5,881	$381,324
Coca-Cola Co. (The)	18,932	757,091
PepsiCo, Inc.	4,840	390,927

		$1,529,342

Biotechnology — 3.8%
Celgene Corp.(1)	4,222	$522,050
Gilead Sciences, Inc.(1)	17,294	942,177

		$1,464,227

Capital Markets — 1.8%
Charles Schwab Corp. (The)	18,789	$373,149
Goldman Sachs Group, Inc. (The)	1,921	311,356

		$684,505

Chemicals — 2.7%
LyondellBasell Industries NV, Class A	5,014	$334,183
Monsanto Co.	3,633	365,625
PPG Industries, Inc.	2,371	364,210

		$1,064,018

Commercial Banks — 4.3%
PNC Financial Services Group, Inc. (The)	6,033	$432,204
Regions Financial Corp.	44,090	402,542
Wells Fargo & Co.	20,743	841,128

		$1,675,874

Communications Equipment — 1.5%
F5 Networks, Inc.(1)	2,424	$201,701
QUALCOMM, Inc.	6,093	386,784

		$588,485

Security	Shares	Value

Computers & Peripherals — 3.0%
Apple, Inc.	2,116	$951,523
NCR Corp.(1)	6,243	208,516

		$1,160,039

Consumer Finance — 1.7%
American Express Co.	8,711	$659,510

		$659,510

Diversified Financial Services — 5.1%
Bank of America Corp.	36,174	$494,137
Citigroup, Inc.	14,740	766,332
JPMorgan Chase & Co.	13,279	724,901

		$1,985,370

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	10,754	$376,283
Verizon Communications, Inc.	11,442	554,708

		$930,991

Electric Utilities — 2.9%
Duke Energy Corp.	4,195	$280,771
Edison International	6,222	285,839
NextEra Energy, Inc.	3,717	281,080
Southern Co. (The)	6,517	286,096

		$1,133,786

Electrical Equipment — 1.3%
Emerson Electric Co.	8,450	$485,537

		$485,537

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	25,183	$387,063

		$387,063

Energy Equipment & Services — 1.5%
Cameron International Corp.(1)	2,121	$129,105
Halliburton Co.	11,267	471,524

		$600,629

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	3,577	$392,290

		$392,290

5	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 2.1%
Hershey Co. (The)	3,838	$342,004
Mondelez International, Inc., Class A	16,275	479,462

		$821,466

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	13,919	$510,410
Covidien PLC	7,436	472,929

		$983,339

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.(1)	6,554	$407,134

		$407,134

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	3,858	$372,567

		$372,567

Household Products — 1.5%
Procter & Gamble Co.	7,619	$584,834

		$584,834

Industrial Conglomerates — 3.1%
Danaher Corp.	7,859	$485,843
General Electric Co.	30,683	715,528

		$1,201,371

Insurance — 2.1%
ACE, Ltd.	4,220	$378,449
Aflac, Inc.	7,549	420,404

		$798,853

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(1)	2,927	$787,451
Netflix, Inc.(1)	2,056	465,170

		$1,252,621

Internet Software & Services — 4.6%
eBay, Inc.(1)	10,967	$593,315
Google, Inc., Class A(1)	1,345	1,170,701

		$1,764,016

IT Services — 5.1%
Accenture PLC, Class A	7,230	$593,655

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	3,842	$799,213
Visa, Inc., Class A	3,312	590,000

		$1,982,868

Machinery — 1.0%
Deere & Co.	4,588	$399,661

		$399,661

Media — 3.1%
Comcast Corp., Class A	14,228	$571,254
Walt Disney Co. (The)	9,780	616,923

		$1,188,177

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	8,925	$277,121

		$277,121

Multi-Utilities — 0.7%
Sempra Energy	3,558	$289,265

		$289,265

Multiline Retail — 2.4%
Dollar General Corp.(1)	10,246	$540,989
Macy’s, Inc.	7,769	375,553

		$916,542

Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	3,067	$268,270
Chevron Corp.	3,501	429,748
ConocoPhillips	6,363	390,306
EOG Resources, Inc.	2,925	377,618
Exxon Mobil Corp.	3,322	300,541
HollyFrontier Corp.	2,429	120,236
Marathon Oil Corp.	6,411	220,474
Occidental Petroleum Corp.	8,011	737,573
Phillips 66	6,858	456,537
Range Resources Corp.	3,304	248,395

		$3,549,698

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	5,613	$380,449

		$380,449

6	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 5.6%
AbbVie, Inc.	6,383	$272,490
Allergan, Inc.	4,925	489,988
Johnson & Johnson	3,373	283,939
Pfizer, Inc.	25,939	706,319
Roche Holding AG ADR	3,148	196,247
Shire PLC ADR	2,129	209,643

		$2,158,626

Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc.	2,612	$346,508
Boston Properties, Inc.	3,307	352,460

		$698,968

Road & Rail — 1.6%
Union Pacific Corp.	4,040	$624,665

		$624,665

Software — 3.1%
Microsoft Corp.	22,987	$801,786
Oracle Corp.	11,655	393,473

		$1,195,259

Specialty Retail — 0.8%
Home Depot, Inc. (The)	3,755	$295,368

		$295,368

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	7,989	$492,602

		$492,602

Tobacco — 1.0%
Philip Morris International, Inc.	4,189	$380,822

		$380,822

Total Common Stocks (identified cost $31,785,571)		$39,089,239

Put Options Purchased — 0.5%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	19	$1,580	6/7/13	$5,747
S&P 500 Index	17	1,610	6/14/13	21,760
S&P 500 Index	18	1,585	6/22/13	18,270

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	19	$1,600	6/28/13	$31,920
S&P 500 Index FLEX	20	1,560	6/3/13	17
S&P 500 Index FLEX	20	1,575	6/5/13	507
S&P 500 Index FLEX	19	1,580	6/10/13	3,361
S&P 500 Index FLEX	19	1,600	6/12/13	8,645
S&P 500 Index FLEX	17	1,615	6/17/13	17,115
S&P 500 Index FLEX	17	1,625	6/19/13	23,643
S&P 500 Index FLEX	18	1,615	6/24/13	24,417
S&P 500 Index FLEX	18	1,590	6/26/13	16,722

Total Put Options Purchased (identified cost $163,939)				$172,124

Short-Term Investments — 0.0%(2)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$ 1	$1,429

Total Short-Term Investments (identified cost $1,429)		$1,429

Total Investments — 101.4% (identified cost $31,950,939)		$39,262,792

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	19	$1,655	6/7/13	$(7,410)
S&P 500 Index	17	1,685	6/14/13	(1,658)
S&P 500 Index	18	1,675	6/22/13	(7,740)
S&P 500 Index	19	1,685	6/28/13	(8,550)
S&P 500 Index FLEX	20	1,642	6/3/13	(14,937)
S&P 500 Index FLEX	20	1,652	6/5/13	(10,505)
S&P 500 Index FLEX	19	1,653	6/10/13	(16,437)
S&P 500 Index FLEX	19	1,677	6/12/13	(5,496)
S&P 500 Index FLEX	17	1,697	6/17/13	(2,723)
S&P 500 Index FLEX	17	1,704	6/19/13	(2,293)
S&P 500 Index FLEX	18	1,702	6/24/13	(4,323)
S&P 500 Index FLEX	18	1,677	6/26/13	(13,939)

Total Call Options Written (premiums received $177,071)				$(96,011)

Other Assets, Less Liabilities — (1.1)%				$(435,608)

Net Assets — 100.0%				$38,731,173

7	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2013
Unaffiliated investments, at value (identified cost, $31,949,510)	$39,261,363
Affiliated investment, at value (identified cost, $1,429)	1,429
Dividends receivable	86,218
Receivable for options written	17,833
Receivable for Fund shares sold	8,415
Tax reclaims receivable	30,055
Receivable from affiliates	915
Total assets	$39,406,228

Liabilities
Demand note payable	$300,000
Written options outstanding, at value (premiums received, $177,071)	96,011
Payable for investments purchased	16,177
Payable for Fund shares redeemed	184,410
Payable for open forward foreign currency exchange contracts	1,379
Payable to affiliates:
Investment adviser fee	30,449
Administration fee	5,075
Distribution and service fees	13,751
Trustees’ fees	375
Accrued expenses	27,428
Total liabilities	$675,055
Net Assets	$38,731,173

Sources of Net Assets
Paid-in capital	$42,928,930
Accumulated net realized loss	(11,135,630)
Accumulated distributions in excess of net investment income	(457,017)
Net unrealized appreciation	7,394,890
Total	$38,731,173

Class A Shares
Net Assets	$20,302,383
Shares Outstanding	2,731,348
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.88

Class C Shares
Net Assets	$10,663,631
Shares Outstanding	1,437,019
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.42

Class I Shares
Net Assets	$7,765,159
Shares Outstanding	1,044,430
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2013
Dividends (net of foreign taxes, $1,172)	$465,388
Interest allocated from affiliated investment	18
Expenses allocated from affiliated investment	(2)
Total investment income	$465,404

Expenses
Investment adviser fee	$193,556
Administration fee	32,259
Distribution and service fees
Class A	27,890
Class C	58,021
Trustees’ fees and expenses	990
Custodian fee	56,491
Transfer and dividend disbursing agent fees	19,989
Legal and accounting services	19,754
Printing and postage	10,491
Registration fees	21,116
Miscellaneous	7,077
Total expenses	$447,634
Deduct —
Reduction of custodian fee	$57
Allocation of expenses to affiliates	93,306
Total expense reductions	$93,363

Net expenses	$354,271

Net investment income	$111,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,421,866
Investment transactions allocated from affiliated investment	1
Written options	(1,718,320)
Foreign currency transactions	2,511
Net realized gain	$706,058
Change in unrealized appreciation (depreciation) —
Investments	$2,440,563
Written options	237,822
Foreign currency and forward foreign currency exchange contracts	(2,366)
Net change in unrealized appreciation (depreciation)	$2,676,019

Net realized and unrealized gain	$3,382,077

Net increase in net assets from operations	$3,493,210

10	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
From operations —
Net investment income	$111,133	$239,859
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	706,058	(11,671,760)
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	2,676,019	13,138,211
Net increase in net assets from operations	$3,493,210	$1,706,310
Distributions to shareholders —
From net investment income
Class A	$(315,314)*	$(122,865)
Class C	(122,399)*	(32,930)
Class I	(130,437)*	(65,573)
Tax return of capital
Class A	—	(857,863)
Class C	—	(229,928)
Class I	—	(457,846)
Total distributions to shareholders	$(568,150)	$(1,767,005)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,173,746	$2,110,941
Class C	146,182	528,421
Class I	706,243	2,925,086
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	308,965	940,911
Class C	109,855	232,404
Class I	100,649	407,287
Cost of shares redeemed
Class A	(6,644,449)	(32,441,224)
Class C	(3,299,732)	(14,778,032)
Class I	(3,863,176)	(18,738,127)
Net decrease in net assets from Fund share transactions	$(11,261,717)	$(58,812,333)

Net decrease in net assets	$(8,336,657)	$(58,873,028)

Net Assets
At beginning of period	$47,067,830	$105,940,858
At end of period	$38,731,173	$47,067,830

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(457,017)	$—

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Financial Highlights

	Class A
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2008(1)
			2012	2011		2010	2009
Net asset value — Beginning of period	$6.960		$7.040	$7.330		$8.200	$8.830	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.024		$0.034	$0.009		$0.025	$0.042	$0.017
Net realized and unrealized gain (loss)	0.561		0.116	(0.069	)(3)	(0.295)	0.660	(0.737)

Total income (loss) from operations	$0.585		$0.150	$(0.060)		$(0.270)	$0.702	$(0.720)

Less Distributions
From net investment income	$(0.115	)*	$(0.029)	$—		$(0.017)	$(0.028)	$(0.450)
From net realized gain	—		—	(0.230)		—	(0.732)	—
Tax return of capital	—		(0.201)	—		(0.583)	(0.572)	—

Total distributions	$(0.115)		$(0.230)	$(0.230)		$(0.600)	$(1.332)	$(0.450)

Net asset value — End of period	$7.430		$6.960	$7.040		$7.330	$8.200	$8.830

Total Return(4)	8.39	%(5)	2.19%	(0.95)%		(3.35)%	9.06%	(7.40	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,302		$23,957	$53,437		$123,121	$96,501	$1,027
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.50	%(8)	1.50%	1.50%		1.50%	1.50%	1.50	%(8)
Net investment income	0.67	%(8)	0.47%	0.13%		0.32%	0.53%	0.25	%(8)
Portfolio Turnover	24	%(5)	37%	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.43%, 0.24%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2013, the years ended November 30, 2012, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2008(1)
			2012	2011		2010	2009
Net asset value — Beginning of period	$6.950		$6.970	$7.290		$8.160	$8.810	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.003)		$(0.019)	$(0.044)		$(0.032)	$(0.021)	$(0.031)
Net realized and unrealized gain (loss)	0.558		0.121	(0.076	)(3)	(0.291)	0.665	(0.749)

Total income (loss) from operations	$0.555		$0.102	$(0.120)		$(0.323)	$0.644	$(0.780)

Less Distributions
From net investment income	$(0.085	)*	$(0.015)	$—		$(0.016)	$(0.026)	$(0.410)
From net realized gain	—		—	(0.200)		—	(0.732)	—
Tax return of capital	—		(0.107)	—		(0.531)	(0.536)	—

Total distributions	$(0.085)		$(0.122)	$(0.200)		$(0.547)	$(1.294)	$(0.410)

Net asset value — End of period	$7.420		$6.950	$6.970		$7.290	$8.160	$8.810

Total Return(4)	7.97	%(5)	1.49%	(1.64)%		(4.15)%	8.20%	(7.89	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,664		$12,924	$26,875		$50,965	$30,219	$511
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.25	%(8)	2.25%	2.25%		2.25%	2.25%	2.25	%(8)
Net investment loss	(0.08	)%(8)	(0.27)%	(0.61)%		(0.41)%	(0.26)%	(0.45	)%(8)
Portfolio Turnover	24	%(5)	37%	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.43%, 0.24%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2013, the years ended November 30, 2012, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

13	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2008(1)
			2012	2011		2010	2009
Net asset value — Beginning of period	$6.970		$7.060	$7.350		$8.220	$8.840	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.033		$0.051	$0.028		$0.046	$0.064	$0.045
Net realized and unrealized gain (loss)	0.552		0.128	(0.078	)(3)	(0.297)	0.662	(0.746)

Total income (loss) from operations	$0.585		$0.179	$(0.050)		$(0.251)	$0.726	$(0.701)

Less Distributions
From net investment income	$(0.125	)*	$(0.034)	$—		$(0.018)	$(0.029)	$(0.459)
From net realized gain	—		—	(0.240)		—	(0.732)	—
Tax return of capital	—		(0.235)	—		(0.601)	(0.585)	—

Total distributions	$(0.125)		$(0.269)	$(0.240)		$(0.619)	$(1.346)	$(0.459)

Net asset value — End of period	$7.430		$6.970	$7.060		$7.350	$8.220	$8.840

Total Return(4)	8.38	%(5)	2.61%	(0.67)%		(3.23)%	9.37%	(7.22	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,765		$10,187	$25,628		$50,436	$24,873	$3,804
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.25	%(8)	1.25%	1.25%		1.25%	1.25%	1.25	%(8)
Net investment income	0.91	%(8)	0.72%	0.39%		0.59%	0.79%	0.61	%(8)
Portfolio Turnover	24	%(5)	37%	96%		60%	45%	27	%(5)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.43%, 0.24%, 0.13%, 0.04%, 0.49% and 4.92% of average daily net assets for the six months ended May 31, 2013, the years ended November 30, 2012, 2011, 2010 and 2009 and the period ended November 30, 2008, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

14	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and

15

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $12,182,956 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

16

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make semi-annual distributions from its cash available for distribution, which is determined by the Fund’s investment adviser and generally consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums received, and net realized and unrealized gains on stock investments.

At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2013, the amount of distributions estimated to be a tax return of capital was approximately $501,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. For the six months ended May 31, 2013, the investment adviser fee amounted to $193,556 or 0.90% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 31, 2014. Pursuant to this agreement, EVM and PRA were allocated $93,306 in total of the Fund’s operating expenses for the six months ended May 31, 2013. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2013, the administration fee amounted to $32,259.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2013, EVM earned $528 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $730 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

17

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2013 amounted to $27,890 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2013, the Fund paid or accrued to EVD $43,516 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts and are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended May 31, 2013 amounted to $14,505 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended May 31, 2013, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,222,348 and $24,631,381, respectively, for the six months ended May 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012

Sales	160,300	296,997
Issued to shareholders electing to receive payments of distributions in Fund shares	41,140	136,197
Redemptions	(910,652)	(4,581,111)

Net decrease	(709,212)	(4,147,917)

Class C	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012

Sales	20,022	75,374
Issued to shareholders electing to receive payments of distributions in Fund shares	14,647	33,775
Redemptions	(457,253)	(2,103,268)

Net decrease	(422,584)	(1,994,119)

18

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012

Sales	96,202	409,217
Issued to shareholders electing to receive payments of distributions in Fund shares	13,402	58,876
Redemptions	(527,778)	(2,633,163)

Net decrease	(418,174)	(2,165,070)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,609,671

Gross unrealized appreciation	$7,820,929
Gross unrealized depreciation	(167,808)

Net unrealized appreciation	$7,653,121

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at May 31, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at May 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/28/13	Japanese Yen 25,700,000	United States Dollar 254,481	Credit Suisse International	$(1,379)

Written options activity for the six months ended May 31, 2013 is as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	322	$263,097
Options written	1,701	1,289,769
Options terminated in closing purchase transactions	(1,242)	(968,035)
Options expired	(560)	(407,760)

Outstanding, end of period	221	$177,071

19

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At May 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $1,379.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Purchased options	$172,124	(1)	$—
Equity Price	Written options	—		(96,011	)(2)
Foreign Exchange	Forward foreign currency exchange contracts	—		(1,379	)(3)

Total		$172,124		$(97,390)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended May 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Purchased options	$(1,320,872)	$198,258
Equity Price	Written options	(1,718,320)	237,822
Foreign Exchange	Forward foreign currency exchange contracts	—	(1,379)

Total		$(3,039,192)	$434,701

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Written options and Foreign currency and forward foreign currency exchange contracts, respectively.

20

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended May 31, 2013, which is indicative of the volume of this derivative type, was approximately $36,000.

The average number of purchased options contracts outstanding during the six months ended May 31, 2013, which is indicative of the volume of this derivative type, was 300 contracts.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At May 31, 2013, the Fund had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at May 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at May 31, 2013. The Fund’s average borrowings or allocated fees during the six months ended May 31, 2013 were not significant.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$4,517,877	$239,306	$—	$4,757,183
Consumer Staples	4,089,203	—	—	4,089,203
Energy	4,150,327	—	—	4,150,327
Financials	6,503,080	—	—	6,503,080
Health Care	5,013,326	—	—	5,013,326
Industrials	3,803,209	—	—	3,803,209
Information Technology	7,077,730	—	—	7,077,730
Materials	1,341,139	—	—	1,341,139
Telecommunication Services	930,991	—	—	930,991
Utilities	1,423,051	—	—	1,423,051

Total Common Stocks	$38,849,933	$239,306 *	$—	$39,089,239

Put Options Purchased	$77,697	$94,427	$—	$172,124
Short-Term Investments	—	1,429	—	1,429

Total Investments	$38,927,630	$335,162	$—	$39,262,792

Liability Description

Call Options Written	$(25,358)	$(70,653)	$—	$(96,011)
Forward Foreign Currency Exchange Contracts	—	(1,379)	—	(1,379)

Total	$(25,358)	$(72,032)	$—	$(97,390)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Risk-Managed Equity Option Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2013

Officers and Trustees

Officers of Eaton Vance Risk-Managed Equity Option Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Risk-Managed Equity Option Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

518 Riverside Avenue

Westport, CT 06880

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3243-7/13	RMEOSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 9, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 9, 2013